UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Van Berkom & Associates Inc.
Address: 1130 Sherbrooke St West, s# 1005
         Montreal, Quebec, Canada H3A 2M8

13F File Number:  028-14507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mathieu Sirois
Title:     Vice-President & Senior Portfolio Mngr, U.S. Small Cap
Phone:     514 985-5759

Signature, Place, and Date of Signing:

  /s/ Mathieu Sirois     Montreal, QC     February 22, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $476,198 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVISORY BOARD                 COM              00762W107    10934   347126 SH       SOLE                    44200        0   302926
AMEDISYS INC                   COM              023436108    14956   270850 SH       SOLE                    34600        0   236250
AMERICAN REPROGRAPHICS CO      COM              029263100     6687   745526 SH       SOLE                    94600        0   650926
BALDWIN & LYONS INC            CL B             057755209     8379   347840 SH       SOLE                    43975        0   303865
BRINKS HOME SEC HLDGS INC      COM              109696104    10158   235057 SH       SOLE                    29800        0   205257
BROWN & BROWN INC              COM              115236101    18393  1026400 SH       SOLE                   130800        0   895600
CAL DIVE INTL INC DEL          COM              12802T101    15509  2115789 SH       SOLE                   268600        0  1847189
CARLISLE COS INC               COM              142339100     8934   234500 SH       SOLE                    29600        0   204900
CHARLES RIV LABS INTL INC      COM              159864107    11109   282600 SH       SOLE                    36000        0   246600
CHEMED CORP NEW                COM              16359R103    13649   251000 SH       SOLE                    31800        0   219200
DESCARTES SYS GROUP INC        COM              249906108    14912  2308700 SH       SOLE                   485200        0  1823500
FIRSTSERVICE CORP              SUB VTG SH       33761N109    23844  1043800 SH       SOLE                   220900        0   822900
FORWARD AIR CORP               COM              349853101     8772   333545 SH       SOLE                    42300        0   291245
FOSSIL  INC                    COM              349882100     9843   260800 SH       SOLE                    34300        0   226500
GILDAN ACTIVEWEAR INC          COM              375916103     6109   232200 SH       SOLE                    70000        0   162200
GLADSTONE INVT CORP            COM              376546107     5342   893298 SH       SOLE                   114323        0   778975
GRACO INC                      COM              384109104    10630   332199 SH       SOLE                    42200        0   289999
HERBALIFE LTD                  COM USD SHS      G4412G101     8214   178100 SH       SOLE                    24000        0   154100
HEWITT ASSOCS INC              COM              42822Q100    14460   363495 SH       SOLE                    45200        0   318295
IDEX CORP                      COM              45167R104    10484   316739 SH       SOLE                    40000        0   276739
INTERACTIVE DATA CORP          COM              45840J107     7316   228617 SH       SOLE                    29300        0   199317
INTERNATIONAL SPEEDWAY CORP    COM              460335201    10882   422257 SH       SOLE                    53900        0   368357
INTERVAL LEISURE GROUP INC     COM              46113M108    10936   751126 SH       SOLE                    95400        0   655726
KINETIC CONCEPTS INC           COM NEW          49460W208    10972   229500 SH       SOLE                    29100        0   200400
LHC GROUP INC                  COM              50187A107    10963   326957 SH       SOLE                    41600        0   285357
LENDER PROCESSING SVCS INC     COM              52602E102    14862   393700 SH       SOLE                    47900        0   345800
MTS SYS CORP                   COM              553777103    10670   367546 SH       SOLE                    46700        0   320846
MICROS SYS INC                 COM              594901100    11301   343600 SH       SOLE                    43600        0   300000
MIDDLEBY CORP                  COM              596278101    13404   232747 SH       SOLE                    29500        0   203247
MILLER HERMAN INC              COM              600544100    13294   736100 SH       SOLE                    93900        0   642200
NEUSTAR INC                    COM              64126X201    11290   448000 SH       SOLE                    57000        0   391000
QLOGIC CORP                    COM              747277101    10873   535600 SH       SOLE                    68100        0   467500
RLI CORP                       COM              749607107    11022   193300 SH       SOLE                    24600        0   168700
SAGA COMMUNICATIONS INC        COM NEW          786598300     5462   241243 SH       SOLE                    30694        0   210549
SOTHEBYS                       COM              835898107    11225   361050 SH       SOLE                    46100        0   314950
STANTEC INC                    COM              85472N109     7013   269700 SH       SOLE                    54800        0   214900
TCF FINL CORP                  COM              872275102    10356   649700 SH       SOLE                    82400        0   567300
TEMPUR PEDIC INTL INC          COM              88023U101     9427   312570 SH       SOLE                    39700        0   272870
TRUE RELIGION APPAREL INC      COM              89784N104    12314   405600 SH       SOLE                    52100        0   353500
UNIVERSAL HLTH SVCS INC        COM              913903100    19104   544432 SH       SOLE                    69172        0   475260
WASHINGTON POST CO             CL B             939640108     8795    19800 SH       SOLE                     2500        0    17300
WILEY JOHN & SONS INC          COM              968223206    13399   309600 SH       SOLE                    39300        0   270300